Income tax and social contribution (restated)	12 Months Ended
Dec. 31, 2023
Income tax and social contribution (restated)
Income tax and social contribution (restated)
25	Income tax and social contribution (restated)

Income tax and social security contribution recognized in profit or loss for the year are shown as follows:

	December 31, 2023	December 31, 2022 restated	December 31, 2021
Current income tax and social security contribution	(34,536)	(59,570)	(95,375)
Deferred income tax	(42,186)	(44,992)	10,958
Income tax and social contributions	(76,722)	(104,562)	(84,417)

The reconciliation of the effective rate with the average nominal rate is shown as follows:

	December 31, 2023	December 31, 2022 restated	December 31, 2021
Profit before income tax and social contribution	209,295	200,272	210,374
Combined income tax and social contribution rate	34%	34%	34%
Tax using the Company’s domestic tax rate	(71,160)	(68,092)	(71,527)
Interest on own capital	-	-	2,138
Expected income tax expense and interest on own capital	(71,160)	(68,092)	(69,389)
Taxation of profit before income tax generated abroad	1,070	(1,362)	(9,610)
Write-off of intangible assets	-	-	(6,864)
Current-year losses for which no deferred tax asset is recognized.	(3,220)	(11,342)	(2,650)
Tax effects on income of subsidiaries abroad (taxed at zero rate) (a)	(4,403)	(22,122)	3,389
Other permanent exclusions (additions)	991	(1,644)	707
Income tax and social contribution expenses	(76,722)	(104,562)	(84,417)

Current	(34,536)	(59,570)	(95,375)
Deferred	(42,186)	(44,992)	10,958
	(76,722)	(104,562)	(84,417)
Effective rate	37%	52%	40%

(a)	The income is substantially comprised of expenses related to post-acquisition expenses, depreciation and amortization, and exchange variations in non-taxable jurisdictions where the tax rate is zero.

Amounts recognized directly in shareholders' equity

	December 31, 2023	December 31, 2022 restated	December 31, 2021
Share-based compensation plan	-	-	(147)
Total	-	-	(147)
Deferred	-	-	(147)
Total taxes recognized in equity	-	-	(147)

Movement in deferred tax balances:

December 31, 2023
	Net balance on January 1st 2023 restated	Recognition in profit or loss	Other	Exchange variation effect	Net amount	Deferred tax asset	Deferred tax liabilities
Goodwill - tax benefit on unamortized goodwill	(40,509)	(46,477)	-	90	(86,896)	-	(86,896)
Provisions	3,014	1,140	-	7	4,161	4,161	-
Property, plant and equipment	1,212	3,883	-	71	5,166	6,447	(1,281)
Derivatives	(2,271)	3,817	-	-	1,546	1,546	-
Bonus accrued	21,011	(15,601)	-	(423)	4,987	4,987	-
Share-based compensation	1,928	4,492	-	(157)	6,263	6,263	-
Lease	2,634	(126)	-	(70)	2,438	36,082	(33,644)
Other temporary differences	851	6,533	(217)	(68)	7,099	7,376	(277)
Research and development tax credit	4,794	(69)	(1,472)	(122)	3,131	3,131	-
Net tax loss carryforward	1,965	222	-	(263)	1,924	1,924	-
Tax assets (liabilities) before set-off	(5,371)	(42,186)	(1,689)	(935)	(50,181)	71,917	(122,098)
Set-off of tax					-	(53,633)	53,633
Net tax assets (liabilities)					(50,181)	18,284	(68,465)

December 31, 2022 – restated (i)

	Net balance on January 1st 2022	Recognition in profit or loss	Deferred tax from business acquired	Other	Exchange variation effect	Net amount	Deferred tax asset	Deferred tax liabilities
Goodwill - tax benefit on unamortized goodwill	-	(40,509)	-	-	-	(40,509)	-	(40,509)
Provisions	1,603	1,348	-	102	(39)	3,014	3,014	-
Property, plant and equipment	652	1,047	-	-	(487)	1,212	1,212	-
Derivatives	826	(2,667)	-	-	(430)	(2,271)	-	(2,271)
Bonus accrued	25,768	(5,227)	-	-	470	21,011	21,011	-
Share-based compensation	287	1,636	-	-	5	1,928	1,928	-
Lease	2,803	(250)	-	-	81	2,634	29,782	(27,148)
Other temporary differences	(3,178)	708	2,316	1,413	(408)	851	851	-
Research and development tax credit	-	-	5,745	-	(951)	4,794	4,794	-
Net tax loss carryforward	3,228	(1,080)	-	413	(596)	1,965	1,965	-
Tax assets (liabilities) before set-off	31,989	(44,994)	8,061	1,928	(2,355)	(5,371)	64,557	(69,928)
Set-off of tax						-	(48,986)	48,986
Net tax assets (liabilities)						(5,371)	15,571	(20,942)

(i) See note 30.

December 31, 2021
	Net balance on January 1st 2021	Recognition in equity	Recognition in profit or loss	Other	Exchange variation effect	Net amount	Deferred tax asset	Deferred tax liabilities
Provisions	2,038	-	(437)	-	2	1,603	1,665	(62)
Property, plant and equipment	419	-	233	-	-	652	652	-
Derivatives	(854)	-	1,695	-	(15)	826	826	-
Bonus accrued	18,447	-	6,354	-	967	25,768	25,768	-
Lease	1,778	-	1,030	-	(5)	2,803	21,021	(18,218)
Other temporary differences	(7,805)	-	(655)	5,500	(218)	(3,178)	68	(3,246)
Share-based compensation	214	(147)	220	-	-	287	287	-
Tax loss carried forward	915	-	2,519	(206)	-	3,228	3,228	-

Tax assets (liabilities) before set-off	15,152	(147)	10,959	5,294	731	31,989	53,515	(21,526)
Set-off of tax						-	(21,526)	21,526
Net tax assets (liabilities)						31,989	31,989	-

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of tax losses is an amount of R$ 3,220 as of December 31, 2023 (R$ 11,342 as of December 31, 2022 and R$ 2,650 as of December 31, 2021), because it is not probable that the future profit will be available against which the Group can use the benefits therefrom. These tax losses for which no deferred tax asset was recognized do not expire.